787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

February 10, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	SunAmerica Series Trust
Post-Effective Amendment No. 91 under the Securities Act of 1933 and Amendment No. 92 under the Investment Company Act of 1940 to Registration Statement on Form N-1A
(File No. 33-52742 and File No. 811-7238)

Ladies and Gentlemen:

On behalf of SunAmerica Series Trust (the “Registrant”), we hereby transmit for filing under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 91 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A.

The Amendment is being filed pursuant to Rule 485(a)(1) under the 1933 Act to register a new class (Class 3) of shares of SA Large Cap Index Portfolio (formerly, Equity Index Portfolio).

Should members of the Staff have any questions or comments concerning the Amendment, they should call the undersigned at (212) 728-8037.

Very truly yours,

/s/ Stacey P. Ruiz
Stacey P. Ruiz

Enclosures

cc:	Kathleen D. Fuentes, Esq., SunAmerica Asset Management, LLC
Thomas D. Peeney, Esq., SunAmerica Asset Management, LLC
Elliot J. Gluck, Esq., Willkie Farr & Gallagher LLP

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